Related Party Transactions - Narrative Part 2 (Details) $ in Thousands		1 Months Ended			3 Months Ended									6 Months Ended		12 Months Ended
	Mar. 01, 2017 item	Sep. 30, 2019	Aug. 31, 2017 item	Jan. 31, 2012 item	Jun. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Sep. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2012 item	Dec. 31, 2009
Related Party Transaction [Line Items]
Subscriber acquisition costs | $					$ 1,863,895			$ 1,974,439						$ 3,797,718	$ 3,950,875	$ 7,768,732	$ 8,392,150	$ 8,692,676
Depreciation and amortization (Note 6) | $					122,869			135,600						257,954	290,715	577,348	660,460	741,772
Interest expense, net of amounts capitalized | $					164,047			194,857						346,387	390,502	756,690	792,436	865,181
Revenues | $					3,148,531	$ 3,196,012	$ 3,122,282	3,166,599	$ 3,138,000	$ 3,251,166	$ 3,334,444	$ 3,393,307	$ 3,383,222	6,316,313	6,304,599	12,622,893	13,362,139	14,007,511
Subscriber-related
Related Party Transaction [Line Items]
Revenues | $					3,117,334			3,117,066						$ 6,248,234	6,215,002	$ 12,436,637	$ 13,197,994	$ 13,877,196
100 Inverness Lease Agreement
Related Party Transaction [Line Items]
Required notice period for termination by the reporting entity	180 days
Nimiq 5 Agreement
Related Party Transaction [Line Items]
Agreement Renewal Option Term														1 year
Depreciation and amortization (Note 6) | $					8,000									$ 17,000
Interest expense, net of amounts capitalized | $					4,000									8,000
Hughes Broadband Master Services Agreement [Member] | Subscriber-related
Related Party Transaction [Line Items]
Revenues | $					$ 5,000			$ 5,000						$ 9,000	$ 11,000
EchoStar | El Paso Lease Agreement | Dish Network
Related Party Transaction [Line Items]
Number of consecutive three year renewal options | item				4
Agreement Renewal Option Term				3 years
EchoStar | El Paso Lease Agreement | Dish Network
Related Party Transaction [Line Items]
Number of consecutive three year renewal options | item																			4
Agreement Renewal Option Term																			3 years
EchoStar | Professional Services Agreement | Dish Network
Related Party Transaction [Line Items]
Agreement term																				1 year
Automatic renewal period																				1 year
Minimum notice period for termination of agreement																				60 days
EchoStar | 90 Inverness Lease Agreement | Dish Network
Related Party Transaction [Line Items]
Number of consecutive three year renewal options | item	4
Agreement Renewal Option Term	3 years
EchoStar | 90 Inverness Lease Agreement | Dish Network
Related Party Transaction [Line Items]
Number of consecutive three year renewal options | item	4
EchoStar | Cheyenne Lease Agreement | Dish Network
Related Party Transaction [Line Items]
Number of successive one year renewal options | item	12
Agreement Renewal Option Term	1 year
Required notice period for termination by the reporting entity	180 days
EchoStar | Cheyenne Lease Agreement | Dish Network
Related Party Transaction [Line Items]
Number of successive one year renewal options | item	12
Agreement Renewal Option Term	1 year
Required notice period for termination by the reporting entity	180 days
EchoStar | Gilbert Lease Agreement | Dish Network
Related Party Transaction [Line Items]
Agreement Renewal Option Term	1 year
EchoStar | Gilbert Lease Agreement | Dish Network
Related Party Transaction [Line Items]
Number of successive one year renewal options | item	12
EchoStar | Collocation And Antenna Space Agreements
Related Party Transaction [Line Items]
Required notice period for termination by the reporting entity	180 days
HNS | Collocation And Antenna Space Agreements
Related Party Transaction [Line Items]
Agreement Renewal Option Term		1 year
HNS | Collocation And Antenna Space Agreements | Dish Network
Related Party Transaction [Line Items]
Agreement Renewal Option Term		1 year	3 years
HNS | Collocation And Antenna Space Agreements | Dish Network | Minimum
Related Party Transaction [Line Items]
Required notice period for termination by the reporting entity		90 days
HNS | Collocation And Antenna Space Agreements | Dish Network | Maximum
Related Party Transaction [Line Items]
Required notice period for termination by the reporting entity		120 days
HNS | Collocation And Antenna Space Agreements | Dish Network
Related Party Transaction [Line Items]
Number of consecutive three year renewal options | item			4
Agreement Renewal Option Term			3 years